Stock-based compensation (Tables)	3 Months Ended
Apr. 30, 2022
Stock-based compensation
Summary of stock option activity

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic Value
	Shares	Price	Term (Years)	(In thousands)
Outstanding, January 31, 2022	2,825,752	$10.76	9.4
Granted	—	—	—
Exercised	—	 —	—	
Forfeited	—	 —	—	
Expired	—	 —	—	
Outstanding, April 30, 2022	2,825,752	$10.76	9.2	$—
Vested and Exercisable, April 30, 2022	187,500	$10.75		$—

Schedule of assumptions used for stock options using the Black Scholes model

Three Months Ended
April 30, 2022
Risk-free interest rates	1.0%
Expected dividend yield	—
Volatility factor	30 - 31%
Expected lives (years)	6.1
Weighted average fair value of options granted	$3.36

Summary of the RSU activity

			Weighted-	Aggregate
			Average Grant	Intrinsic Value
	Shares		Date Fair Value	(in thousands)
Unvested balance, January 31, 2022	5,091,852		$10.26
Granted	4,001,733		8.51
Vested	(166,667)		10.75	
Forfeited	(263,223)		9.39	
Unvested balance, April 30, 2022	8,663,695		$8.36	$46,351

Summary of the MBRSU activity

		Weighted-	Aggregate
		Average Grant	Intrinsic Value
	Shares	Date Fair Value	(in thousands)
Unvested balance, January 31, 2022	1,095,978	$8.43
Granted	304,821	7.54
Vested	—	 —	
Forfeited	(94,736)	 7.33	
Unvested balance, April 30, 2022	1,306,063	$7.55	$6,987

Schedule of classification of stock-based compensation

The following summarizes the classification of stock-based compensation in the condensed consolidated statements of operations (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Cost of revenues	$13	$—
Content and software development	1,575	—
Selling and marketing	1,477	—
General and administrative	5,427	—
Total	$8,492	$—